UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05034

Salomon Funds Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

June 30, 2003

SEMI-ANNUAL
REPORT




--------------------------------------------------------------------------------

                        Salomon Brothers Asset Management

--------------------------------------------------------------------------------

                                          []  National Tax Free Bond Fund
                                          []  California Tax Free Bond Fund
Salomon Brothers                          []  New York Tax Free Bond Fund
--------------------------------------    []  Mid Cap Fund









================
SALOMON
----------------
BROTHERS
================         -------------------------------------------------------
ASSET MANAGEMENT         NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
                         -------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------



Letter from the Chairman ..................................................    1

Schedules of Investments ..................................................    2

Statements of Assets and Liabilities ......................................   15

Statements of Operations ..................................................   16

Statements of Changes in Net Assets .......................................   17

Notes to Financial Statements .............................................   19

Financial Highlights ......................................................   25

--------------------------------------------------------------------------------

Letter from the Chairman
--------------------------------------------------------------------------------





DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that,
"Change is one thing, progress is another." You will
notice in the following pages that we have begun to            [Photo Omitted]
implement some changes to your shareholder report and we
will be reflecting other changes in future reports. Our
aim is to make meaningful improvements in reporting on the   R. JAY GERKEN, CFA
management of your Fund and its performance, not just to     -------------------
enact change for change's sake. Please bear with us during   Chairman, President
this transition period.                                      and Trustee

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.sbam.com where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken, CFA
----------------------
R. Jay Gerken, CFA
Chairman, President and Trustee

JULY 22, 2003

--------------------------------------------------------------------------------
Schedules of Investments

--------------------------------------------------------------------------------
June 30, 2003 (unaudited)


SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

----------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(A)                      SECURITY                                                       VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 91.2%
AVIATION -- 1.4%
                         Austin, TX Airport System Revenue, Series A, MBIA-Insured:
$   60,000    Aaa          Pre-Refunded -- Escrowed to maturity with state and local government
                           securities, 6.500% due 11/15/05 ...........................................   $    67,038
   440,000    Aaa          Unrefunded, 6.500% due 11/15/05 ...........................................       486,288
   250,000    Aaa        Miami, Dade County, FL Aviation Revenue, Miami International Airport,
                           Series A, FGIC-Insured, 5.550% due 10/1/13 ................................       278,695
                                                                                                         -----------
                                                                                                             832,021
                                                                                                         -----------
EDUCATION -- 9.0%

   300,000    Aaa        Indiana Secondary Market for Education Loans Inc. Revenue, Series C,
                           AMBAC-Insured, 5.550% due 12/1/05 .........................................       325,236
   400,000    A2         Massachusetts State Health & Educational Facilities Authority Revenue,
                           (Dana Farber Cancer Project), Series G-1, 6.500% due 12/1/05 ..............       447,688
   145,000    A++        Mississippi Higher Education Student Loan, Subseries C, 6.050% due 9/1/07 ...       146,989
   250,000    A1         New York State Dormitory Authority Lease Revenue, State University Dorm
                           Facilities, Series A, 6.000% due 7/1/14 ...................................       297,465
 1,150,000    Aaa        Northside, TX Independent School District, Refunding, PSFG, 6.000% due
                           8/15/16 ...................................................................     1,360,669
 1,300,000    Aaa        Pennsylvania State Higher Education Assistance Agency, Capital Acquisition,
                           MBIA-Insured, 6.125% due 12/15/17 .........................................     1,594,697
 1,045,000    Aa1        University of Texas, University Revenue, Financing Systems, Series A,
                           (Pre-Refunded -- Escrowed with U.S. government securities to 8/19/09
                           Call @ 100), 5.750% due 8/15/15 (b) .......................................     1,239,757
                                                                                                         -----------
                                                                                                           5,412,501
                                                                                                         -----------
GENERAL OBLIGATION -- 29.0%

 1,000,000    Aa1        Boulder, CO Open Space Acquisition, 5.500% due 8/15/17 ......................     1,142,580
   250,000    Aaa        Cook County, IL Refunding, Series A, MBIA-Insured, 5.625% due 11/15/16 ......       284,920
 1,605,000    Aaa        Georgia State, Series D, 5.800% due 11/1/16 .................................     1,894,895
 1,100,000    Aaa        Hidalgo County, TX Certificates of Obligation, FGIC-Insured, 5.500% due
                           8/15/16 ...................................................................     1,264,846
 1,000,000    Aaa        Houston, TX Refunding, Public Improvement, FSA-Insured, 5.750% due 3/1/17 ...     1,162,690
                         Illinois State, First Series, FGIC-Insured:
 1,000,000    Aaa          5.500% due 2/1/16 .........................................................     1,134,930
 1,500,000    Aaa          6.100% due 1/1/20 .........................................................     1,740,870
                         Massachusetts State Construction Loan:
 3,900,000    Aa2          Series A, 6.000% due 2/1/14 ...............................................     4,693,026
 2,000,000    Aa2          Series B, 6.000% due 6/1/15 ...............................................     2,407,920
   500,000    Aaa        Snohomish County, WA School District No. 2, FSA-Insured, 5.500% due 12/1/16         571,035
 1,000,000    Aaa        Williamson County, TX Refunding, FSA-Insured, 5.500% due 2/15/16 ............     1,142,830
                                                                                                         -----------
                                                                                                          17,440,542
                                                                                                         -----------
HEALTHCARE -- 0.9%

   500,000    BBB+*      Indiana Health Facility Finance Authority, Hospital Revenue, Refunding,
                           Hancock Memorial Hospital Health Services, 5.800% due 8/15/06 .............       545,080
                                                                                                         -----------
HOUSING -- 4.7%

 1,365,000    Aaa        Connecticut State Housing and Finance Authority, Subseries A-3, 5.950% due
                           5/15/17 ...................................................................     1,435,543
   130,000    Aaa        Florida Housing Finance Agency, SFM, Series A, FNMA/GNMA-Collateralized,
                           6.150% due 7/1/06 .........................................................       136,582
   220,000    Aaa        Iowa Finance Authority Single Family Revenue, Mortgage Backed Securities
                           Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13 ............       237,842
   250,000    Aa1        Maine State Housing Authority Mortgage Purchase Revenue, Series A, 5.950%
                           due 11/15/11 ..............................................................       268,427
   500,000    Aa1        New York State Mortgage Agency Revenue, Home Owner Mortgage, Series 46,
                           5.900% due 10/1/06 ........................................................       527,420
   225,000    Aa2        North Dakota State Housing Finance Agency Revenue, Refunding, Housing
                           Finance Program, Home Mortgage, Series A, 6.100% due 7/1/13 ...............       244,150
                                                                                                         -----------
                                                                                                           2,849,964
                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(A)                      SECURITY                                                         VALUE
------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS -- 3.9%
$  500,000     Aaa        Nassau County, NY Interim Finance Authority, Refunding, Sales Tax Secured,
                           Series B, MBIA-Insured, 5.000% due 11/15/09 .................................   $    570,610
 1,500,000     Aaa        New Jersey Sports & Exposition Authority Contract, Series A, MBIA-Insured,
                           6.000% due 3/1/15 ...........................................................      1,770,795
                                                                                                           ------------
                                                                                                              2,341,405
                                                                                                           ------------

POWER -- 5.0%

 2,000,000     Aaa        Sikeston, MO Electrical Revenue, Refunding, MBIA-Insured, 6.000% due 6/1/14         2,460,380
   500,000     Aaa        Tacoma, WA Electric System Revenue, Refunding, Series A, FSA-Insured, 5.750%
                           due 1/1/16 ..................................................................        570,705
                                                                                                           ------------
                                                                                                              3,031,085
                                                                                                           ------------
SALES TAX -- 5.5%

 1,300,000    Aaa         Hamilton County, OH Sales Tax, Subseries B, AMBAC-Insured, 5.750% due 12/1/17       1,518,075
                          New York City, NY Transitional Finance Authority Revenue, Future Tax Secured:
 1,235,000    Aa2          Series B, (Pre-Refunded -- Escrowed with U.S. government securities to
                           5/15/10 Call @ 101), 6.125% due 11/15/14 (b) ................................      1,509,590
   265,000    Aa2          Unrefunded, Series B, 6.125% due 11/15/14 ...................................        317,465
                                                                                                           ------------
                                                                                                              3,345,130
                                                                                                           ------------
TRANSPORTATION -- 17.6%

                          Massachusetts Bay Transportation Authority, General Transportation System:
 2,500,000    Aaa          Series A, 5.500% due 3/1/15 .................................................      2,943,725
 1,000,000    Aaa          Series C, 5.500% due 3/1/14 .................................................      1,174,690
 1,000,000    Aaa         Metropolitan Transit Authority, New York Dedicated Tax Fund, Series A,
                           FGIC-Insured, 6.125% due 4/1/17 ...........................................        1,210,530
 1,500,000    Aaa         Miami, Dade County, FL Expressway Authority Toll System Revenue, FGIC-Insured,
                           6.000% due 7/1/13 ...........................................................      1,795,245
 3,000,000    Aaa         New Jersey Economic Development Authority Revenue, (Transportation Project),
                           Series A, FSA-Insured, 5.750% due 5/1/13 ....................................      3,465,720
                                                                                                           ------------
                                                                                                             10,589,910
                                                                                                           ------------
WATER AND SEWER -- 14.2%

   500,000    Aaa         California State Department of Water & Residential Power Supply Revenue,
                            Series A, MBIA-Insured, 6.000% due 5/1/15 ..................................        587,045
 1,000,000    Aaa         Chicago, IL Wastewater Transmission Revenue, Second Lien, MBIA-Insured,
                            6.000% due 1/1/15 ..........................................................      1,201,120
 2,280,000    Aaa         Kansas State Development Finance Authority Revenue, Public Water Supply,
                            Revolving Loan-2, AMBAC-Insured, 5.750% due 4/1/14 .........................      2,674,075
 2,000,000    Aaa         Lower Colorado River Authority, Texas Revenue, Refunding, Series B,
                            FSA-Insured, 6.000% due 5/15/13 ............................................      2,362,140
   280,000    Aaa         Passaic Valley, NJ Sewer Commissioners, Series D, AMBAC-Insured,
                            (Pre-Refunded -- Escrowed to maturity with U.S. government securities),
                            5.750% due 12/1/07 .........................................................        325,531
 1,165,000    Aaa         Pueblo, CO Board of Waterworks Revenue, Improvement, Series A, FSA-Insured,
                           6.000% due 11/1/15 ..........................................................      1,385,732
                                                                                                           ------------
                                                                                                              8,535,643
                                                                                                           ------------
                          TOTAL MUNICIPAL BONDS AND NOTES
                         (Cost -- $48,672,219) .........................................................     54,923,281
                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
-------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(A)                                 SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (c) -- 8.8%
$  900,000    AAA++      Lexington-Fayette Urban County Airport Corp., Kentucky Revenue, Refunding,
                           First Mortgage, Series C, MBIA-Insured, 1.050% due 7/1/13 .....................   $   900,000
 4,400,000    VMIG 1     Moffat County, CO Pollution Control Revenue, Adjusted, Refunding, (Pacific
                           Corp. Projects), AMBAC-Insured, 0.950% due 5/1/13 .............................     4,400,000
                                                                                                             -----------
                         TOTAL VARIABLE RATE DEMAND NOTES
                         (Cost -- $5,300,000) ............................................................     5,300,000
                                                                                                             -----------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $53,972,219**)                                                             $60,223,281
                                                                                                             ===========

--------------
 (a) All ratings are by Moody's Investors Service, except for those which are identified by an asterisk (*) or a double dagger (++), which are rated by Standard & Poor's Ratings Service and Fitch Ratings, respectively.

 (b) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

 (c) Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

 ** Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 13 and 14 for definitions of ratings and certain abbreviations.










                       SEE NOTES TO FINANCIAL STATEMENTS.
4

Schedules of Investments

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

-------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(a)                            SECURITY                                                     VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.3%

GENERAL OBLIGATION -- 40.6%

$  500,000    A2          California State, 5.250% due 10/1/14 ............................................  $   545,840
 1,000,000    Aaa         Glendale, CA Unified School District, Series C, FSA-Insured, 5.750% due 9/1/13 ..    1,178,610
   250,000    Aaa         Lake Tahoe, CA Unified School District, Refunding, MBIA-Insured, 5.500% due
                            7/1/14 ........................................................................      296,815
   250,000    Aaa         Los Angeles, CA Unified School District, Refunding, 5.750% due 7/1/13 ...........      299,898
   250,000    Aaa         Placer, CA Union High School District, Series A, FGIC-Insured, 6.000%
                            due 8/1/14 ....................................................................      296,623
   575,000    Aaa         Pomona, CA Unified School District, Refunding, Series A, MBIA-Insured, 6.500%
                            due 8/1/19 ....................................................................      709,861
 1,150,000    Aaa         Puerto Rico Commonwealth, MBIA-Insured, 6.250% due 7/1/12 .......................    1,430,403
   625,000    Aaa         San Bernardino, CA City University School District, Series A, FGIC-Insured,
                            5.625% due 8/1/15 .............................................................      727,931
   550,000    Aa3         Santa Monica-Malibu, CA University School District, (Public School Facilities
                            Reconstruction Projects), 5.400% due 8/1/10 ...................................      562,931
                                                                                                             -----------
                                                                                                               6,048,912
                                                                                                             -----------
HOUSING -- 9.7%

                          California Housing Finance Agency:
 1,000,000    Aaa           Revenue, MFH III, Series A, 5.850% due 8/1/17 .................................    1,061,510
   360,000    Aa3           SFM Purchase, Series A-2, Class III, 4.800% due 8/1/12 ........................      378,824
                                                                                                             -----------
                                                                                                               1,440,334
                                                                                                             -----------

MISCELLANEOUS -- 2.0%

   250,000    Aa3         Sacramento County, CA Sanitation District Finance Authority Revenue, Series A,
                            6.000% due 12/1/14 ............................................................      296,735
                                                                                                             -----------

TRANSPORTATION -- 19.6%

   500,000    Aaa         Bay Area Government Association, California Bay Area Rapid Transit, Capital
                            Grant, Series A, AMBAC-Insured, 4.000% due 6/15/08 ............................      504,340
 2,000,000    Aaa         Intermodal Container Transfer Facility, Joint Powers Authority Revenue,
                            Refunding, Series A, AMBAC-Insured, 5.750% due 11/1/14 ........................    2,419,840
                                                                                                             -----------
                                                                                                               2,924,180
                                                                                                             -----------

WATER AND SEWER -- 25.4%

 1,000,000    Aaa         Fresno, CA Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due 9/1/14 ..........    1,253,280
 1,500,000    Aaa         Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding,
                            MBIA-Insured, 6.250% due 7/1/13 ...............................................    1,879,935
   560,000    Aa3         San Diego County, CA Water Authority Revenue, COP, Refunding, Series A,
                            5.750% due 5/1/12 .............................................................      662,889
                                                                                                             -----------
                                                                                                               3,796,104
                                                                                                             -----------
                          TOTAL MUNICIPAL BONDS AND NOTES
                          (Cost -- $12,860,191) ...........................................................   14,506,265
                                                                                                             -----------
VARIABLE RATE DEMAND NOTES (b) -- 2.7%

WATER AND POWER -- 2.7%
   410,000    VMIG 1      California State Department of Water Resources and Power Supply Revenue,
                            Series B-1, 1.000% due 5/1/22 (Cost -- $410,000) ..............................      410,000
                                                                                                             -----------
                          TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $13,270,191*) ...........................................................  $14,916,265
                                                                                                             ===========

-------------
 (a) All securities are rated by Moody's Investors Service.

 (b) Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

  * Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 13 and 14 for definitions of ratings and certain abbreviations.






                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

-------------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(a)                                    SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.8%

EDUCATION -- 23.7%
                           New York State Dormitory Authority Revenue:
$1,000,000    Aaa           Columbia University, Series B, 5.375% due 7/1/15 .................................   $  1,146,940
 3,000,000    Aaa           Consolidated Debt City, 2nd Generation, Series A, AMBAC-Insured, 5.750% due
                              7/1/18 .........................................................................      3,652,440
 1,610,000    A3            Mental Health Services, Series B, (Pre-Refunded --Escrowed to maturity with
                              U.S. government securities), 6.500% due 2/15/11 (b) ............................      1,997,286
   825,000    Aaa           Municipal Health Facilities Program, Series 1, FSA-Insured, 5.500% due 1/15/14 ...        949,641
                            New York University, Series A, MBIA-Insured:
 1,000,000    Aaa             5.750% due 7/1/15 ..............................................................      1,212,280
 6,300,000    Aaa             5.750% due 7/1/27 ..............................................................      7,626,843
 2,500,000    Aaa           North Shore University Hospital, 5.500% due 11/1/14 ..............................      2,964,150
 1,500,000    Aaa           School District Financing Program, Series A, 5.750% due 10/1/17 ..................      1,764,510
                            State University:
 1,070,000    Aaa             Adult Facilities, Series C, 5.750% due 5/15/17 .................................      1,301,002
                              Dorm Facilities:
 1,000,000    Aaa               FGIC-Insured, 5.500% due 7/1/18 ..............................................      1,130,230
 1,160,000    A1                Series A, 6.000% due 7/1/15 ..................................................      1,380,238
 1,515,000    Aaa               Series C, MBIA-Insured, 5.750% due 7/1/13 ....................................      1,764,672
                              Education Facilities:
 2,030,000    A3                Series B, 5.250% due 5/15/13 .................................................      2,322,340
 1,690,000    A3                Series C, 5.400% due 5/15/23 .................................................      1,789,795
                                                                                                                 ------------
                                                                                                                   31,002,367
                                                                                                                 ------------

GENERAL OBLIGATION -- 7.1%

                           New York City, NY:
   125,000    A2             Series A, (Pre-Refunded -- Escrowed with U.S. government securities to 8/1/06
                               Call @ 101.5), 6.250% due 8/1/12 (b) ..........................................        144,418
 2,450,000    A2             Series B, 5.750% due 8/1/14 .....................................................      2,743,314
                             Unrefunded:
 3,075,000    A2               Series A, 6.250% due 8/1/12 ...................................................      3,552,671
 1,185,000    A2               Series B, 6.375% due 8/15/11 ..................................................      1,298,831
 1,250,000    Aaa          Puerto Rico Commonwealth, Refunding, Public Improvement, Series A, MBIA-Insured,
                             5.500% due 7/1/16 ...............................................................      1,491,888
                                                                                                                 ------------
                                                                                                                    9,231,122
                                                                                                                 ------------

HIGHWAY/TOLLS -- 19.3%
                           New York State Thruway Authority:
 5,275,000    Aa3            Refunded, Series E, 5.250% due 1/1/13 ...........................................      5,887,480
                             Service Contract Revenue, Local Highway & Bridge:
 3,420,000    A3               Pre-Refunded -- Escrowed with U.S. government securities to 4/1/07 Call @ 102,
                                 6.000% due 4/1/11 (b) .......................................................      4,003,076
 4,370,000    Aaa              Series B, 5.375% due 4/1/13 ...................................................      4,944,393
 2,995,000    A3               Unrefunded, 6.000% due 4/1/11 .................................................      3,421,937
                           Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue:
                             Refunded:
                               MBIA-Insured:
 1,000,000    Aaa                Series X, 5.500% due 7/1/15 .................................................      1,195,620
 2,000,000    Aaa                Series Z, 6.250% due 7/1/14 .................................................      2,517,140
 1,250,000    Aaa              Series W, FSA-Insured, 5.500% due 7/1/13 ......................................      1,487,200
 1,500,000    Aaa            Series G, FGIC-Insured, 5.250% due 7/1/16 .......................................      1,704,855
                                                                                                                 ------------
                                                                                                                   25,161,701
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(a)                          SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------------------------------
HOUSING -- 11.7%

                         New York City, NY Housing Development Corp., MFH Revenue:
$1,310,000    Aa2          Series A, 5.625% due 5/1/12 ........................................................  $  1,335,191
 1,645,000    Aa2          Series E, SONYMA-Insured, 6.100% due 11/1/19 .......................................     1,783,805
                         New York State HFA:
                            Service Contract Obligation Revenue, Series C:
   630,000    A3             Pre-Refunded -- Escrowed with U.S. government securities to 9/15/03 Call @ 102,
                               5.875% due 9/15/14 (b) .........................................................       648,881
 3,370,000    A3             Unrefunded, 5.875% due 9/15/14 ...................................................     3,466,618
 4,255,000    Aaa          State University Construction, Series A, Refunded, 7.900% due 11/1/06 ..............     4,756,877
 3,200,000    Aa1        New York State Mortgage Agency Revenue, AMT, Home Owner Mortgage, Series 71, 5.350%
                           due 10/1/18 ........................................................................     3,337,312
                                                                                                                 ------------
                                                                                                                   15,328,684
                                                                                                                 ------------

MISCELLANEOUS -- 1.0%

 1,100,000    Aaa        Puerto Rico Public Finance Corp., Commonwealth Appropriation, Series A, MBIA-Insured,
                           5.500% due 8/1/17 ..................................................................     1,254,440
                                                                                                                 ------------

POWER -- 2.3%

 1,500,000    Aaa        Long Island Power Authority, NY Electric System Revenue, Series C, MBIA/IBC,
                          5.500% due 9/1/21                                                                        1,679,625
 1,250,000    Aaa        Puerto Rico Electric Power Authority, Power Revenue, Refunded, FSA-Insured, 5.500% due
                          7/1/14 ..............................................................................    1,365,623
                                                                                                                 ------------
                                                                                                                    3,045,248
                                                                                                                 ------------

RECREATIONAL -- 1.3%

 1,500,000    Aaa        New York City, NY Trust for Cultural Resources Revenue, American Museum of Natural
                           History, Series A, 5.600% due 4/1/18 ...............................................     1,673,115
                                                                                                                 ------------

SALES TAX -- 10.9%

                         New York City, NY Transitional Finance Authority, Future Tax Secured:
                           Series A:
 5,000,000    Aa2            5.750% due 2/15/16 ...............................................................     5,798,450
 5,000,000    Aaa            FGIC-Insured, 6.000% due 8/15/15 .................................................     6,061,400
   420,000    Aa2            Pre-Refunded -- Escrowed with U.S. government securities to 2/15/10,
                               Call @ 101, 5.750% due 2/15/14 (b) .............................................       500,930
   580,000    Aa2            Unrefunded, 5.750% due 2/15/14 ...................................................       676,396
 1,000,000    Aa2          Series C, 5.875% due 11/1/14 .......................................................     1,179,670
                                                                                                                 ------------
                                                                                                                   14,216,846
                                                                                                                 ------------

STATE AGENCIES -- 5.8%

                         New York State Local Assistance Corp., Refunded:
 3,000,000    A1           Series C, 5.500% due 4/1/17 ........................................................     3,506,760
 2,255,000    A1           Series E, 6.000% due 4/1/14 ........................................................     2,702,369
 1,245,000    A3         New York State Urban Development Corp. Revenue, Youth Facilities, 5.875% due 4/1/09 ..     1,316,052
                                                                                                                 ------------
                                                                                                                    7,525,181
                                                                                                                 ------------

TRANSPORTATION -- 11.5%

                         Metropolitan Transportation Authority, NY:
 2,300,000    Aaa          Commuter Facilities Revenue, Series A, FSA-Insured, 5.125% due 7/1/17 ..............     2,662,825
 2,000,000    Aaa          Dedicated Tax Fund, Series A, FGIC-Insured, 6.125% due 4/1/17 ......................     2,421,060
                           Service Contract, Series O:
 1,000,000    A3             Commuter Facilities Revenue, 5.750% due 7/1/13 ...................................     1,184,230
                             Transportation Facilities Revenue:
 3,000,000    A3               5.750% due 7/1/13 ..............................................................     3,552,690
 1,000,000    Aaa              5.500% due 7/1/17 ..............................................................     1,196,420


                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(a)                                         SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 11.5% (CONTINUED)

                         New York City Transportation Authority, Triboro Bridge Revenue, Series A,
                           AMBAC-Insured:
$2,500,000    Aaa          5.625% due 1/1/14 ..........................................................    $  2,852,775
 1,000,000    Aaa          5.625% due 1/1/15 ..........................................................       1,148,690
                                                                                                           ------------
                                                                                                             15,018,690
                                                                                                           ------------
WATER AND SEWER -- 0.2%
   290,000    Aaa        New York State Environmental Facilities Corp., Pollution Control
                           Revenue, State Water Revolving Fund, Series A, 7.500% due 6/15/12 ..........         290,798
                                                                                                           ------------
                         TOTAL MUNICIPAL BONDS AND NOTES
                         (Cost -- $111,102,798) .......................................................     123,748,192
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES (c) -- 5.2%

GENERAL OBLIGATION -- 1.9%

                         New York City, NY:
 2,100,000    VMIG 1       Series B, Subseries B6, 0.950% due 8/15/05 .................................       2,100,000
   400,000    VMIG 1       Series B2, Subseries B5, 0.950% due 8/15/11 ................................         400,000
                                                                                                           ------------
                                                                                                              2,500,000
                                                                                                           ------------

INDUSTRIAL DEVELOPMENT -- 0.5%

   600,000    A-1+*      New York City Industrial Development Agency, Civic Facility Revenue,
                           0.980% due 12/1/14 .........................................................         600,000
                                                                                                           ------------

SALES TAX -- 2.8%

                         New York City Transitional Financial Authority, NY:
 1,600,000    VMIG 1       Series 3, Subseries 3E, 0.980% due 11/1/22 .................................       1,600,000
   600,000    VMIG 1       Subseries 2F, 0.980% due 11/1/22 ...........................................       2,100,000
                                                                                                           ------------
                                                                                                              3,700,000
                                                                                                           ------------
                         TOTAL VARIABLE RATE DEMAND NOTES
                         (Cost -- $6,800,000) .........................................................       6,800,000
                                                                                                           ------------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $117,902,798**) .....................................................    $130,548,192
                                                                                                           ============

----------
 (a) All ratings are by Moody's Investors Service, except for those which are identified by an asterisk (*), which are rated by Standard & Poor's Ratings Service.

 (b) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

 (c) Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

 ** Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 13 and 14 for definitions of ratings and certain abbreviations.








                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS MID CAP FUND

---------------------------------------------------------------------------------------------------
  SHARES                                      SECURITY                                   VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.0%

AEROSPACE & DEFENSE -- 1.1%

   3,708    Alliant Techsystems Inc.* ..........................................     $    192,482
                                                                                     ------------

AIR FREIGHT & COURIERS -- 1.2%

   6,520    Expeditors International of Washington, Inc. .......................          225,853
                                                                                     ------------

AIRLINES -- 1.0%

   4,350    JetBlue Airways Corp.* .............................................          183,962
                                                                                     ------------

AUTO COMPONENTS -- 0.7%

   1,740    Gentex Corp.* ......................................................           53,261
   1,700    Lear Corp.* ........................................................           78,234
                                                                                     ------------
                                                                                          131,495
                                                                                     ------------

BANKS -- 8.3%

   8,800    Banknorth Group, Inc. ..............................................          224,576
   6,800    Commerce Bancshares, Inc. ..........................................          264,860
  10,485    Compass Bancshares, Inc. ...........................................          366,241
   4,565    M&T Bank Corp. .....................................................          384,464
   8,160    National Commerce Financial Corp. ..................................          181,070
   2,000    UnionBanCal Corp. ..................................................           82,740
                                                                                     ------------
                                                                                        1,503,951
                                                                                     ------------

BEVERAGES -- 0.7%

   7,000    Coca-Cola Enterprises Inc. .........................................          127,050
                                                                                     ------------

BIOTECHNOLOGY -- 3.4%

   7,000    Abgenix, Inc.* .....................................................           73,430
   3,500    CV Therapeutics, Inc.* .............................................          103,810
   5,700    Gilead Sciences, Inc.* .............................................          316,806
   2,450    Neurocrine Biosciences, Inc.* ......................................          122,353
                                                                                     ------------
                                                                                          616,399
                                                                                     ------------

CHEMICALS -- 1.1%

   3,400    Praxair, Inc. ......................................................          204,340
                                                                                     ------------

COMMERCIAL SERVICES & SUPPLIES -- 4.1%

   9,400    ARAMARK Corp., Class B Shares* .....................................          210,748
   2,000    Career Education Corp.* ............................................          136,840
   2,200    CheckFree Corp.* ...................................................           61,248
   5,500    DST Systems, Inc.* .................................................          209,000
   3,500    Manpower Inc. ......................................................          129,815
                                                                                     ------------
                                                                                          747,651
                                                                                     ------------

COMMUNICATIONS EQUIPMENT -- 1.1%

   4,700    Netscreen Technologies, Inc.* ......................................          105,985
   4,300    Plantronics, Inc.* .................................................           93,181
                                                                                     ------------
                                                                                          199,166
                                                                                     ------------

CONSTRUCTION & ENGINEERING -- 0.7%

   2,800    Jacobs Engineering Group Inc. ......................................          118,020
                                                                                     ------------

CONSTRUCTION MATERIALS -- 0.6%

   2,700    Vulcan Materials Co. ...............................................          100,089
                                                                                     ------------

CONTAINERS & PACKAGING -- 0.9%

   4,700    AptarGroup, Inc. ...................................................          169,200
                                                                                     ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------
  SHARES                    SECURITY                                   VALUE
--------------------------------------------------------------------------------


DIVERSIFIED FINANCIALS -- 2.9%

   4,100         Legg Mason, Inc. ..............................    $   266,295
  10,000         Waddell & Reed Financial, Inc. ................        256,700
                                                                    -----------
                                                                        522,995
                                                                    -----------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%

   2,000         CenturyTel, Inc. ..............................         69,700
                                                                    -----------

ELECTRIC UTILITIES -- 2.8%

   2,400         Pinnacle West Capital Corp. ...................         89,880
   9,100         Puget Energy, Inc. ............................        217,217
   6,900         Wisconsin Energy Corp. ........................        200,100
                                                                    -----------
                                                                        507,197
                                                                    -----------

ELECTRICAL EQUIPMENT & INSTRUMENTS -- 1.2%

  1,100         Amphenol Corp.* ................................         51,502
  7,100         Jabil Circuit, Inc.* ...........................        156,910
                                                                    -----------
                                                                        208,412
                                                                    -----------

ENERGY EQUIPMENT & SERVICES -- 5.2%

  7,300         ENSCO International Inc. .......................        196,370
 13,000         Grant Prideco, Inc.* ...........................        152,750
 13,115         Hanover Compressor Co.* ........................        148,200
  2,400         Patterson-UTI Energy, Inc.* ....................         77,760
  3,200         Smith International Inc.* ......................        117,568
  5,925         Weatherford International, Inc.* ...............        248,258
                                                                    -----------
                                                                        940,906
                                                                    -----------

FOOD & DRUG RETAILING -- 0.4%

  1,500         Whole Foods Market, Inc.* ......................         71,295
                                                                    -----------

FOOD PRODUCT -- 3.2%

 13,910         Hormel Foods Corp. .............................        329,667
  3,700         The J.M. Smucker Co. ...........................        147,593
  4,800         Sensient Technologies Corp. ....................        110,352
                                                                    -----------
                                                                        587,612
                                                                    -----------

GAS UTILITIES -- 1.9%

  9,600         KeySpan Corp. ..................................        340,320
                                                                    -----------

HEALTH CARE EQUIPMENT & SUPPLIES -- 4.7%

  8,200         DENTSPLY International Inc. ....................        335,380
  3,500         Respironics, Inc.* .............................        131,320
  3,300         St. Jude Medical, Inc.* ........................        189,750
  5,700         STERIS Corp.* ..................................        131,613
  1,000         Varian Medical Systems, Inc.* ..................         57,570
                                                                    -----------
                                                                        845,633
                                                                    -----------

HEALTH CARE PROVIDERS & SERVICES -- 3.4%

  5,000         First Health Group Corp.* ......................        138,000
  6,500         Omnicare, Inc. .................................        219,635
  6,400         Universal Health Service, Inc. .................        253,568
                                                                    -----------
                                                                        611,203
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.
10

Schedules of Investments

SALOMON BROTHERS MID CAP FUND

--------------------------------------------------------------------------------
  SHARES                    SECURITY                                   VALUE
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 5.8%

    3,800      Four Seasons Hotels Inc. ........................    $   164,388
    7,290      GTECH Holdings Corp.* ...........................        274,469
    7,855      Outback Steakhouse, Inc.* .......................        306,345
    8,965      Royal Caribbean Cruises Ltd. ....................        207,630
    4,265      Starbucks Corp.* ................................        104,578
                                                                    -----------
                                                                      1,057,410
                                                                    -----------

HOUSEHOLD DURABLES -- 3.1%

    3,600      Fortune Brands, Inc. ............................        187,920
    1,800      Garmin Ltd.* ....................................         71,766
    2,000      Lennar Corp., Class A Shares ....................        143,000
    1,633      Mohawk Industries, Inc.* ........................         90,680
    1,000      Whirlpool Corp. .................................         63,700
                                                                    -----------
                                                                        557,066
                                                                    -----------

INDUSTRIAL CONGLOMERATES -- 0.9%

    3,945      Carlisle Cos. Inc. ..............................        166,321
                                                                    -----------

INSURANCE -- 6.7%

    1,000      Ambac Financial Group, Inc. .....................         66,250
    5,000      Philadelphia Consolidated Holding Corp.* ........        202,000
    5,600      Platinum Underwriters Holdings, Ltd. ............        151,984
    3,000      Radian Group Inc. ...............................        109,950
    4,200      RenaissanceRe Holdings Ltd. .....................        191,184
    4,300      StanCorp Financial Group, Inc. ..................        224,546
    8,700      Willis Group Holdings Ltd. ......................        267,525
                                                                    -----------
                                                                      1,213,439
                                                                    -----------

IT CONSULTING & SERVICES -- 1.1%

    4,300      Affiliated Computer Services, Inc.* .............        196,639
                                                                    -----------

MACHINERY -- 2.7%

    9,400      AGCO Corp.* .....................................        160,552
    2,300      Donaldson Co., Inc. .............................        102,235
    6,300      IDEX Corp. ......................................        228,312
                                                                    -----------
                                                                        491,099
                                                                    -----------

MEDIA -- 4.0%

    5,000      Cox Radio, Inc.* ................................        115,550
    3,000      The E.W. Scripps Co. ............................        266,160
    6,500      Univision Communications Inc.* ..................        197,600
      200      The Washington Post Co. .........................        146,580
                                                                    -----------
                                                                        725,890
                                                                    -----------

MULTILINE RETAIL -- 0.7%

    3,550      The Neiman Marcus Group, Inc. ...................        129,930
                                                                    -----------

MULTI-UTILITIES -- 1.0%

    3,000      SCANA Corp. .....................................         102,840
    2,900      Vectren Corp. ...................................          72,645
                                                                    ------------
                                                                         175,485
                                                                    ------------

OIL & GAS -- 1.0%

    3,600      Murphy Oil Corp. ................................         189,360
                                                                    ------------

PAPER & FOREST PRODUCTS -- 0.7%

   11,200      Louisiana-Pacific Corp.* ........................         121,408
                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments

SALOMON BROTHERS MID CAP FUND

-----------------------------------------------------------------------------------
  SHARES                    SECURITY                                     VALUE
-----------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.8%

      2,852   Barr Laboratories, Inc.* .............................   $   186,806
      2,700   Medicis Pharmaceutical Corp., Class A Shares .........       153,090
      5,000   Mylan Laboratories Inc. ..............................       173,850
                                                                       -----------
                                                                           513,746
                                                                       -----------

REAL ESTATE -- 0.5%

      3,100   The St. Joe Co. ......................................        96,720
                                                                       -----------

ROAD & RAIL -- 0.7%

      6,000   Werner Enterprises, Inc. .............................       127,200
                                                                       -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.7%

      2,900   KLA-Tencor Corp.* ....................................       134,821
      5,000   Novellus Systems, Inc.* ..............................       183,105
      2,405   Semtech Corp.* .......................................        34,247
      7,830   Teradyne, Inc.* ......................................       135,537
                                                                       -----------
                                                                           487,710
                                                                       -----------

SOFTWARE -- 8.0%

     11,600   Borland Software Corp.* ..............................       113,332
      1,700   Cognos, Inc.* ........................................        45,900
      8,240   Mercury Interactive Corp.* ...........................       318,146
      2,140   National Instruments Corp.* ..........................        80,849
     11,600   Network Associates, Inc.* ............................       147,088
     11,400   Quest Software, Inc.* ................................       135,660
      3,130   Synopsys, Inc.* ......................................       193,591
     23,000   TIBCO Software Inc.* .................................       117,070
      7,200   Verisity Ltd.* .......................................        85,968
      7,500   VERITAS Software Corp.* ..............................       215,025
                                                                       -----------
                                                                         1,452,629
                                                                       -----------

SPECIALTY RETAIL -- 3.3%

      6,900   Chico's FAS, Inc.* ...................................       145,245
      9,700   PETsMART, Inc.* ......................................       161,699
      4,200   Tiffany & Co. ........................................       137,256
      5,400   Williams-Sonoma, Inc.* ...............................       157,680
                                                                       -----------
                                                                           601,880
                                                                       -----------

TRADING COMPANIES & DISTRIBUTORS -- 1.4%

      5,300   W.W. Grainger, Inc. ..................................       247,828
                                                                       -----------

WIRELESS TELECOMMUNICATIONS SERVICES -- 0.9%

      3,300   Telephone and Data Systems, Inc. .....................       164,010
                                                                       -----------

              TOTAL COMMON STOCK
              (Cost -- $16,071,109) ................................    17,940,701
                                                                       -----------
   FACE
  AMOUNT
----------
REPURCHASE AGREEMENT -- 1.0%

$189,400    State Street Bank and Trust Co., 1.000% due 7/1/03;
              Proceeds at maturity -- $189,405; (Fully collateralized
              by Federal Home Loan Bank Bonds, 1.350% due 6/9/04;
              Market value -- $195,230) (Cost -- $189,400) .........       189,400
                                                                       -----------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $16,260,509**) ................................   $18,130,101
                                                                       ===========


-----------
  * Non-income producing security.

 ** Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

Bond Ratings
--------------------------------------------------------------------------------
(unaudited)



The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S RATINGS SERVICE ("STANDARD & POOR'S") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds rated "AA" have a very strong  capacity to pay  interest and repay principal and differ from the highest rated issue only in a small degree.

A       -- Bonds rated "A" have a strong  capacity to pay  interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     -- Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S INVESTORS SERVICE ("MOODY'S") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A       -- Bonds rated "A" are judged to possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds rated "Baa" are judged as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

FITCH RATINGS ("FITCH") -- Ratings from "AA" to "A" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA      -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A       -- Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

NR      -- Indicates that the bond is not rated by Standard & Poor's, Moody's, or Fitch.

--------------------------------------------------------------------------------

Short-Term Security Ratings
--------------------------------------------------------------------------------
(unaudited)



SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.





--------------------------------------------------------------------------------


Abbreviations*
--------------------------------------------------------------------------------
(unaudited)



AMT            --    Alternative Minimum Tax
COP            --    Certificate of Participation
FGIC           --    Financial Guaranty Insurance Company
FSA            --    Federal Savings Association
HFA            --    Housing Finance Agency
MBIA           --    Municipal Bond Investors Assurance Corporation
MBIA/IBC       --    Municipal Bond Investors Assurance Corporation Insured Bond
                     Certificates
MFH            --    Multi-Family Housing
PSFG           --    Permanent School Fund Guaranty
SFM            --    Single-Family Mortgage
SONYMA         --    State of New York Mortgage Association





-----------
  * Abbreviations may or may not appear on the schedules of investments.

--------------------------------------------------------------------------------

Statements of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2003 (unaudited)



                                                                                           SALOMON BROTHERS
                                                                     -------------------------------------------------------------
                                                                       NATIONAL       CALIFORNIA       NEW YORK            MID
                                                                       TAX FREE        TAX FREE        TAX FREE            CAP
                                                                       BOND FUND       BOND FUND       BOND FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost ...........................................   $  53,972,219   $  13,270,191   $ 117,902,798   $  16,260,509
                                                                     =============   =============   =============   =============
  Investments, at value ..........................................   $  60,223,281   $  14,916,265   $ 130,548,192   $  18,130,101
  Cash ...........................................................         643,655         161,272          32,675          24,713
  Dividends and interest receivable ..............................         726,162         250,875       2,179,486           8,010
  Receivable for Fund shares sold ................................         289,792          12,017             786         242,027
  Other assets ...................................................           4,398              --              --              --
                                                                     -------------   -------------   -------------   -------------
  TOTAL ASSETS ...................................................      61,887,288      15,340,429     132,761,139      18,404,851
                                                                     -------------   -------------   -------------   -------------
LIABILITIES:
  Payable for Fund shares purchased ..............................       1,184,139          18,118       1,139,300         156,055
  Management fees payable ........................................          18,612          23,855          71,324          11,542
  Dividends payable ..............................................           9,804             376          17,672              --
  Distribution and service plan fees payable .....................           5,921           1,222           5,789             193
  Payable for securities purchased ...............................            --                --              --         216,643
  Accrued expenses ...............................................          58,226          32,521          57,298          26,098
                                                                     -------------   -------------   -------------   -------------
  TOTAL LIABILITIES ..............................................       1,276,702          76,092       1,291,383         410,531
                                                                     -------------   -------------   -------------   -------------
TOTAL NET ASSETS .................................................   $  60,610,586   $  15,264,337   $ 131,469,756   $  17,994,320
                                                                     =============   =============   =============   =============
NET ASSETS:
  Par value of shares of beneficial interest .....................   $          --   $          --   $          --   $       1,239
  Capital paid in excess of par value ............................      62,868,219      16,782,916     128,080,037      18,760,611
  Overdistributed net investment income ..........................              --            (224)             --              --
  Accumulated net investment loss ................................              --              --              --          (4,874)
  Accumulated net realized loss from investment transactions .....      (8,508,695)     (3,164,429)     (9,255,675)     (2,632,248)
  Net unrealized appreciation of investments .....................       6,251,062       1,646,074      12,645,394       1,869,592
                                                                     -------------   -------------   -------------   -------------
TOTAL NET ASSETS .................................................   $  60,610,586   $  15,264,337   $ 131,469,756   $  17,994,320
                                                                     =============   =============   =============   =============
SHARES OUTSTANDING:
  Class A ........................................................       4,417,591       1,380,663      10,758,773          10,773
                                                                     =============   =============   =============   =============
  Class B ........................................................         430,712          26,226          28,441           9,730
                                                                     =============   =============   =============   =============
  Class 2 ........................................................         170,642           2,451          42,061           5,472
                                                                     =============   =============   =============   =============
  Class O ........................................................          13,000             189           7,770       1,213,164
                                                                     =============   =============   =============   =============
NET ASSET VALUE:
CLASS A SHARES
  Net asset value and redemption price ...........................          $12.04          $10.83          $12.13          $14.45
                                                                     =============   =============   =============   =============
  Maximum offering price per share (based on maximum sales charges
    of 4.00%, 4.00%, 4.00% and 5.75%, respectively) ..............          $12.54          $11.28          $12.64          $15.33
                                                                     =============   =============   =============   =============
CLASS B SHARES
  Net asset value and offering price per share* ..................          $12.05          $10.83          $12.14          $14.31
                                                                     =============   =============   =============   =============
CLASS 2 SHARES
  Net asset value*+ ..............................................          $12.05          $10.83          $12.14          $14.36
                                                                     =============   =============   =============   =============
  Maximum offering price per share (based on maximum sales charge
     of 1.00% for Mid Cap Fund) ..................................             N/A             N/A             N/A          $14.51
                                                                     =============   =============   =============   =============
CLASS O SHARES
  Net asset value, offering price and redemption price per share .          $12.05          $10.84          $12.12          $14.52
                                                                     =============   =============   =============   =============

-----------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

+ Net asset value and offering price for National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund.








                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

Statements of Operations
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003 (unaudited)



                                                                                              SALOMON BROTHERS
                                                                      -------------------------------------------------------------
                                                                           NATIONAL      CALIFORNIA       NEW YORK         MID
                                                                           TAX FREE       TAX FREE        TAX FREE         CAP
                                                                          BOND FUND       BOND FUND      BOND FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest ...........................................................   $  1,393,684    $   332,494    $  3,044,573    $    82,769
  Dividends ..........................................................             --             --              --          2,242
                                                                         ------------    -----------    ------------    -----------
  TOTAL INVESTMENT INCOME ............................................      1,393,684        332,494       3,044,573         85,011
                                                                         ------------    -----------    ------------    -----------
EXPENSES:
  Management fees (Note 2) ...........................................        146,828         38,121         319,333         62,156
  Distribution and service plan fees (Note 4) ........................         97,647         20,143         161,107          1,092
  Shareholder servicing fees (Note 4) ................................         26,365          4,588          31,739          4,625
  Custody ............................................................         18,360          4,602          19,698          7,800
  Registration fees ..................................................         15,105          1,500          18,500          8,850
  Audit and legal ....................................................         14,638          4,180          30,199         12,990
  Shareholder communications (Note 4) ................................         12,045          2,104          20,280          8,012
  Trustees' fees .....................................................            414            705           1,139            755
  Other ..............................................................          1,305            229           1,935            470
                                                                         ------------    -----------    ------------    -----------
  TOTAL EXPENSES .....................................................        332,707         76,172         603,930        106,750
  Less: Management fee waiver (Note 2) ...............................        (88,232)       (14,271)        (91,557)       (16,093)
                                                                         ------------    -----------    ------------    -----------
  NET EXPENSES .......................................................        244,475         61,901         512,373         90,657
                                                                         ------------    -----------    ------------    -----------
NET INVESTMENT INCOME (LOSS) .........................................      1,149,209        270,593       2,532,200         (5,646)
                                                                         ------------    -----------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
  Realized Gain (Loss) From Investment Transactions
  (excluding short-term investments):
    Proceeds from sales ..............................................      9,986,186         40,000      12,500,476      8,072,173
    Cost of securities sold ..........................................      8,899,318         40,000      11,583,807      8,634,730
                                                                         ------------    -----------    ------------    -----------
  NET REALIZED GAIN (LOSS) ...........................................      1,086,868             --         916,669       (562,557)
                                                                         ------------    -----------    ------------    -----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
    Beginning of period ..............................................      6,008,579      1,364,122      11,148,055       (339,672)
    End of period ....................................................      6,251,062      1,646,074      12,645,394      1,869,592
                                                                         ------------    -----------    ------------    -----------
  INCREASE IN NET UNREALIZED APPRECIATION ............................        242,483        281,952       1,497,339      2,209,264
                                                                         ------------    -----------    ------------    -----------
NET GAIN ON INVESTMENTS ..............................................      1,329,351        281,952       2,414,008      1,646,707
                                                                         ------------    -----------    ------------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS ...............................   $  2,478,560    $   552,545    $  4,946,208    $ 1,641,061
                                                                         ============    ===========    ============    ===========








                       SEE NOTES TO FINANCIAL STATEMENTS.
16

--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003 (unaudited)






                                                                                          SALOMON BROTHERS
                                                                    ------------------------------------------------------------
                                                                       NATIONAL       CALIFORNIA       NEW YORK         MID
                                                                       TAX FREE        TAX FREE        TAX FREE         CAP
                                                                       BOND FUND       BOND FUND       BOND FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
    Net investment income (loss) ...................................  $  1,149,209    $   270,593    $  2,532,200    $    (5,646)
    Net realized gain (loss) .......................................     1,086,868             --         916,669       (562,557)
    Increase in net unrealized appreciation ........................       242,483        281,952       1,497,339      2,209,264
                                                                      ------------    -----------    ------------    -----------
    INCREASE IN NET ASSETS FROM OPERATIONS .........................     2,478,560        552,545       4,946,208      1,641,061
                                                                      ------------    -----------    ------------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
    Net investment income ..........................................    (1,174,964)      (270,817)     (2,596,476)            --
                                                                      ------------    -----------    ------------    -----------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......    (1,174,964)      (270,817)     (2,596,476)            --
                                                                      ------------    -----------    ------------    -----------
 FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares ...............................    22,476,551        445,007      18,965,245        193,224
    Net asset value of shares issued for reinvestment of dividends .     1,028,314        262,033       2,442,264             --
    Cost of shares reacquired ......................................   (21,340,599)    (1,279,864)    (20,116,561)      (702,096)
                                                                      ------------    -----------    ------------    -----------
    INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS .     2,164,266       (572,824)      1,290,948       (508,872)
                                                                      ------------    -----------    ------------    -----------
 INCREASE (DECREASE) IN NET ASSETS .................................     3,467,862       (291,096)      3,640,680      1,132,189
 NET ASSETS:
    Beginning of period ............................................    57,142,724     15,555,433     127,829,076     16,862,131
                                                                      ------------    -----------    ------------    -----------
    END OF PERIOD* .................................................  $ 60,610,586    $15,264,337    $131,469,756    $17,994,320
                                                                      ============    ===========    ============    ===========
 * Note:

   Includes overdistributed net investment income of: ..............           --    $      (224)             --             --
                                                                      ============    ===========    ============    ===========
   Includes accumulated net investment loss of: ....................           --             --              --    $    (4,874)
                                                                      ============    ===========    ============    ===========









                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Year Ended December 31, 2002



                                                                                               SALOMON BROTHERS
                                                                       ------------------------------------------------------------
                                                                            NATIONAL      CALIFORNIA      NEW YORK          MID
                                                                            TAX FREE        TAX FREE      TAX FREE          CAP
                                                                           BOND FUND       BOND FUND      BOND FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ......................................   $  2,578,835    $   571,813    $  5,624,766    $   (26,545)
   Net realized gain (loss) ..........................................        830,498        241,828       1,142,668     (1,838,330)
   Increase (decrease) in net unrealized appreciation ................      2,771,921        439,711       6,424,227     (2,522,919)
                                                                         ------------    -----------    ------------    -----------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .................      6,181,254      1,253,352      13,191,661     (4,387,794)
                                                                         ------------    -----------    ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
   Net investment income .............................................     (2,554,278)      (571,813)     (5,604,635)            --
                                                                         ------------    -----------    ------------    -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .........     (2,554,278)      (571,813)     (5,604,635)            --
                                                                         ------------    -----------    ------------    -----------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares ..................................     12,580,286        316,275       5,149,564        573,929
   Net asset value of shares issued for reinvestment of dividends ....      1,905,237        475,153       4,279,240             --
   Cost of shares reacquired .........................................    (29,684,776)    (2,301,539)    (29,617,857)    (2,318,445)
                                                                         ------------    -----------    ------------    -----------
   DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...............    (15,199,253)    (1,510,111)    (20,189,053)    (1,744,516)
                                                                         ------------    -----------    ------------    -----------
DECREASE IN NET ASSETS ...............................................    (11,572,277)      (828,572)    (12,602,027)    (6,132,310)

NET ASSETS:
   Beginning of year .................................................     68,715,001     16,384,005     140,431,103     22,994,441
                                                                         ------------    -----------    ------------    -----------
   END OF YEAR* ......................................................   $ 57,142,724    $15,555,433    $127,829,076    $16,862,131
                                                                         ============    ===========    ============    ===========
* Includes undistributed net investment income of: ...................   $     25,755             --    $     64,276    $       772
                                                                         ============    ===========    ============    ===========

















                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------
(unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers National Tax Free Bond Fund ("National Tax Free Bond Fund"), Salomon Brothers California Tax Free Bond Fund ("California Tax Free Bond Fund") and Salomon Brothers New York Tax Free Bond Fund ("New York Tax Free Bond Fund") are separate non-diversified series of Salomon Funds Trust ("Trust"), a Massachusetts business trust. Salomon Brothers Mid Cap Fund ("Mid Cap Fund") is a separate diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

National Tax Free Bond Fund, California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund ("Fund(s)"), as of June 30, 2003 offer Class A shares, Class B shares, Class 2 shares and Class O shares. Expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution and service plan fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Funds are as follows:

     (a) INVESTMENT SECURITY VALUATIONS. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at closing prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     (b) INCOME. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

     (c) FEDERAL INCOME TAXES. Each Fund has complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

     (d) DISTRIBUTIONS. The Funds distinguish between distributions on a tax basis and a financial reporting basis and require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of accumulated net investment income or accumulated net realized gains.

     (e) OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

Notes to Financial Statements

     (f) EXPENSES. The Funds bear all their costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (g) REPURCHASE AGREEMENTS. It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

2.   MANAGEMENT AGREEMENT AND AFFILIATED TRANSACTIONS

Salomon Brothers Asset Management Inc ("Manager"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. The Manager is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each Fund. The Manager or an affiliate also provides certain administrative services to each Fund. These administrative services include providing general office facilities and supervising the overall administration of each Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50%, 0.50%, 0.50% and 0.75% of the average daily net assets of National Tax Free Bond Fund, California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund, respectively. For the six months ended June 30, 2003, the Manager waived management fees of $88,232, $14,271, $91,557 and $16,093 for National Tax Free Bond Fund,
California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund, respectively.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. For the six months ended June 30, 2003, CGM did not receive any brokerage commissions from the Funds.

There is a maximum initial sales charge of 4.00% for Class A shares of National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund. There are maximum initial sales charges of 5.75% and 1.00% for Class A and 2 shares, respectively, of Mid Cap Fund. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares of the Funds, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class 2 shares of the Funds also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O shares of the Funds have no initial or contingent deferred sales charges.

During the six months ended June 30, 2003, sales charges received by CGM and contingent deferred sales charges ("CDSCs") paid to CGM were as follows:

                                           SALES CHARGES           CDSCS
                                        ------------------    ------------------
                                        CLASS A    CLASS 2    CLASS A    CLASS B
--------------------------------------------------------------------------------
National Tax Free Bond Fund ..........  $28,015    $    --    $    21    $ 2,326
California Tax Free Bond Fund ........    7,737         --         --         --
New York Tax Free Bond Fund ..........   31,861         --      3,780         --
Mid Cap Fund .........................      690          1         --        321

Notes to Financial Statements

3.   INVESTMENTS

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                       PURCHASES        SALES
--------------------------------------------------------------------------------
National Tax Free Bond Fund .........................  $6,666,679    $ 9,986,186
                                                       ==========    ===========
California Tax Free Bond Fund .......................          --    $    40,000
                                                       ==========    ===========
New York Tax Free Bond Fund .........................  $8,502,110    $12,500,476
                                                       ==========    ===========
Mid Cap Fund ........................................  $7,952,528    $ 8,072,173
                                                       ==========    ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                           GROSS         GROSS           NET
                                        UNREALIZED    UNREALIZED     UNREALIZED
                                       APPRECIATION  DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------
National Tax Free Bond Fund .........  $ 6,268,672    $ (17,610)    $ 6,251,062
California Tax Free Bond Fund .......    1,646,074           --       1,646,074
New York Tax Free Bond Fund .........   12,731,266      (85,872)     12,645,394
Mid Cap Fund ........................    2,469,698     (600,106)      1,869,592


4.   CLASS SPECIFIC EXPENSES

Pursuant to a Distribution and Service Plan, each Fund pays a service fee with respect to its Class A, B and 2 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B shares calculated at the annual rate of 0.75% of the average daily net assets of that class. National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund each pay a distribution fee with respect to Class 2 shares calculated at the annual rate of 0.50% of the average daily net assets of that class. Mid Cap Fund pays a distribution fee with respect to Class 2 shares calculated at the annual rate of 0.75% of the average daily net assets of that class. For the six months ended June 30, 2003, total Distribution and Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                  CLASS A     CLASS B    CLASS 2
--------------------------------------------------------------------------------
National Tax Free Bond Fund ....................  $ 64,205    $26,167     $7,275
California Tax Free Bond Fund ..................    18,686      1,360         97
New York Tax Free Bond Fund ....................   158,961      1,496        650
Mid Cap Fund ...................................       157        644        291


For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                          CLASS A   CLASS B   CLASS 2   CLASS O
--------------------------------------------------------------------------------
National Tax Free Bond Fund ............  $23,070    $2,326      $890    $   79
California Tax Free Bond Fund ..........    4,494        86         8         0*
New York Tax Free Bond Fund ............   31,594        75        47        23
Mid Cap Fund ...........................       37        36        18     4,534



----------
 * Amount represents less than $1.00.

Notes to Financial Statements

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                           CLASS A   CLASS B   CLASS 2   CLASS O
--------------------------------------------------------------------------------
National Tax Free Bond Fund .............  $10,530    $1,084      $387    $   44
California Tax Free Bond Fund ...........    2,072        28         3         1
New York Tax Free Bond Fund .............   20,183        48        35        14
Mid Cap Fund ............................       66        65        34     7,847


5.   DISTRIBUTIONS PAID TO SHAREHOLDERS BY CLASS

                                            SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2003    DECEMBER 31, 2002
                                            ----------------   -----------------
NATIONAL TAX FREE BOND FUND:
NET INVESTMENT INCOME
   Class A ...............................     $1,050,765         $2,335,292
   Class B ...............................         85,931            153,307
   Class 2 ...............................         34,098             56,538
   Class O ...............................          4,170              9,141
                                               ----------         ----------
   Total .................................     $1,174,964         $2,554,278
                                               ==========         ==========
CALIFORNIA TAX FREE BOND FUND:
NET INVESTMENT INCOME
   Class A ...............................     $  266,569         $  568,333
   Class B ...............................          3,816              3,227
   Class 2 ...............................            394                236
   Class O ...............................             38                 17
                                               ----------         ----------
   Total .................................     $  270,817         $  571,813
                                               ==========         ==========
NEW YORK TAX FREE BOND FUND:
NET INVESTMENT INCOME
   Class A ...............................     $2,586,855         $5,601,061
   Class B ...............................          4,803              1,580
   Class 2 ...............................          2,863                346
   Class O ...............................          1,955              1,648
                                               ----------         ----------
   Total .................................     $2,596,476         $5,604,635
                                               ==========         ==========

6.   SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value for National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund and with a par value of $0.001 per share for Mid Cap Fund.

Transactions in Fund shares for the periods indicated were as follows:

                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                      JUNE 30, 2003                DECEMBER 31, 2002
                                               ---------------------------     ---------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                               ----------     ------------     ----------     ------------
NATIONAL TAX FREE BOND FUND
CLASS A
   Shares sold ............................     1,743,601     $ 20,791,055        927,942     $ 10,792,434
   Shares issued on reinvestment ..........        79,733          949,242        156,772        1,805,886
   Shares reacquired ......................    (1,672,294)     (19,998,114)    (2,427,845)     (27,982,377)
                                               ----------     ------------     ----------     ------------
   Net Increase (Decrease) ................       151,040     $  1,742,183     (1,343,131)    $(15,384,057)
                                               ==========     ============     ==========     ============
CLASS B
   Shares sold ............................        90,674     $  1,071,822         90,980     $  1,056,513
   Shares issued on reinvestment ..........         4,149           49,448          4,924           57,019
   Shares reacquired ......................       (74,174)        (885,746)       (98,816)      (1,134,866)
                                               ----------     ------------     ----------     ------------
   Net Increase (Decrease) ................        20,649     $    235,524         (2,912)    $    (21,334)
                                               ==========     ============     ==========     ============

Notes to Financial Statements

                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                       JUNE 30, 2003                DECEMBER 31, 2002
                                               ---------------------------     ---------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                               ----------     ------------     ----------     ------------
NATIONAL TAX FREE BOND FUND (CONTINUED)
CLASS 2
   Shares sold ............................        46,226     $    549,976         52,043     $    601,296
   Shares issued on reinvestment ..........         2,168           25,856          2,927           33,839
   Shares reacquired ......................       (27,175)        (324,933)       (23,560)        (272,469)
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................        21,219     $    250,899         31,410     $    362,666
                                               ==========     ============     ==========     ============
CLASS O
   Shares sold ............................         5,206     $     63,698         10,969     $    130,043
   Shares issued on reinvestment ..........           318            3,768            736            8,493
   Shares reacquired ......................       (10,875)        (131,806)       (25,846)        (295,064)
                                               ----------     ------------     ----------     ------------
   Net Decrease ...........................        (5,351)    $    (64,340)       (14,141)    $   (156,528)
                                               ==========     ============     ==========     ============
CALIFORNIA TAX FREE BOND FUND
CLASS A
   Shares sold ............................        37,691     $    403,606          6,173     $     65,159
   Shares issued on reinvestment ..........        24,289          260,010         45,319          474,173
   Shares reacquired ......................      (118,613)      (1,268,250)      (219,955)      (2,269,510)
                                               ----------     ------------     ----------     ------------
   Net Decrease ...........................       (56,633)    $   (604,634)      (168,463)    $ (1,730,178)
                                               ==========     ============     ==========     ============
CLASS B
   Shares sold ............................         3,870     $     41,401         21,068     $    223,389
   Shares issued on reinvestment ..........           148            1,588             68              727
   Shares reacquired ......................        (1,072)         (11,614)        (3,009)         (32,029)
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................         2,946     $     31,375         18,127     $    192,087
                                               ==========     ============     ==========     ============
CLASS 2*
   Shares sold ............................            --     $         --          2,392     $     25,737
   Shares issued on reinvestment ..........            37              397             22              236
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................            37     $        397          2,414     $     25,973
                                               ==========     ============     ==========     ============
CLASS O**
   Shares sold ............................            --     $         --            184     $      1,990
   Shares issued on reinvestment ..........             3               38              2               17
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................             3     $         38            186     $      2,007
                                               ==========     ============     ==========     ============
NEW YORK TAX FREE BOND FUND
CLASS A
   Shares sold ............................     1,531,748     $ 18,366,439        412,505     $  4,799,341
   Shares issued on reinvestment ..........       202,976        2,438,090        367,305        4,277,764
   Shares reacquired ......................    (1,675,505)     (20,104,859)    (2,550,243)     (29,592,962)
                                               ----------     ------------     ----------     ------------
   Net Increase (Decrease) ................        59,219     $    699,670     (1,770,433)    $(20,515,857)
                                               ==========     ============     ==========     ============
CLASS B
   Shares sold ............................        10,738     $    128,359         18,994     $    223,640
   Shares issued on reinvestment ..........           299            3,600            112            1,312
   Shares reacquired ......................          (877)         (10,696)        (2,103)         (24,895)
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................        10,160     $    121,263         17,003     $    200,057
                                               ==========     ============     ==========     ============
CLASS 2*
   Shares sold ............................        39,001     $    470,447          3,089     $     36,969
   Shares issued on reinvestment ..........            46              551             10              119
   Shares reacquired ......................           (85)          (1,006)            --               --
                                                                               ----------     ------------
   Net Increase ...........................        38,962     $    469,992          3,099     $     37,088
                                               ==========     ============     ==========     ============
CLASS O
   Shares sold ............................            --     $         --          7,677     $     89,614
   Shares issued on reinvestment ..........             2               23              4               45
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................             2     $         23          7,681     $     89,659
                                               ==========     ============     ==========     ============

Notes to Financial Statements

                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                       JUNE 30, 2003                DECEMBER 31, 2002
                                               ---------------------------     ---------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                               ----------     ------------     ----------     ------------
MID CAP FUND
CLASS A
   Shares sold ............................         3,232     $     42,700          8,025     $    132,571
   Shares reacquired ......................        (1,225)         (16,800)        (2,094)         (32,639)
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................         2,007     $     25,900          5,931     $     99,932
                                               ==========     ============     ==========     ============
CLASS B
   Shares sold ............................         5,154     $     60,880         15,452     $    234,122
   Shares reacquired ......................        (3,687)         (48,028)        (7,933)        (128,569)
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................         1,467     $     12,852          7,519     $    105,553
                                               ==========     ============     ==========     ============
CLASS 2*
   Shares sold ............................         3,498     $     44,285          4,572     $     64,941
   Shares reacquired ......................            --               --         (2,598)         (33,939)
                                               ----------     ------------     ----------     ------------
   Net Increase ...........................         3,498     $     44,285          1,974     $     31,002
                                               ==========     ============     ==========     ============
CLASS O
   Shares sold ............................         3,315     $     45,359          8,594     $    142,295
   Shares reacquired ......................       (45,988)        (637,268)      (144,785)      (2,123,298)
                                               ----------     ------------     ----------     ------------
   Net Decrease ...........................       (42,673)    $   (591,909)      (136,191)    $ (1,981,003)
                                               ==========     ============     ==========     ============

----------
 *  Inception dates for Class 2 shares were as follows:
    California Tax Free Bond Fund -- September 9, 2002
    New York Tax Free Bond Fund -- July 19, 2002
    Mid Cap Fund -- May 7, 2002

** Inception date for Class O shares of California Tax Free Bond Fund was October 8, 2002.

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS A SHARES
                                                             ------------------------------------------------------------------
                                                             2003(1)        2002       2001       2000       1999        1998
                                                             ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 11.79      $ 11.13    $ 11.26    $ 10.54    $  11.43    $  10.92
                                                              -------      -------    -------    -------    --------    --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..................................      0.23*        0.48*      0.50       0.51        0.47        0.52
   Net realized and unrealized gain (loss) ................      0.26         0.66      (0.12)      0.73       (0.90)       0.55
                                                              -------      -------    -------    -------    --------    --------
Total Income (Loss) From Operations .......................      0.49         1.14       0.38       1.24       (0.43)       1.07
                                                              -------      -------    -------    -------    --------    --------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................     (0.24)       (0.48)     (0.51)     (0.52)      (0.45)      (0.54)
   Net realized gains .....................................        --           --         --         --       (0.01)      (0.02)
                                                              -------      -------    -------    -------    --------    --------
Total Distributions .......................................     (0.24)       (0.48)     (0.51)     (0.52)      (0.46)      (0.56)
                                                              -------      -------    -------    -------    --------    --------
NET ASSET VALUE, END OF PERIOD ............................   $ 12.04      $ 11.79    $ 11.13    $ 11.26    $  10.54    $  11.43
                                                              =======      =======    =======    =======    ========    ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ..........................   $53,205      $50,325    $62,440    $72,875    $106,449    $259,447
   Ratio of expenses to average net assets (2)(3) .........      0.75%+       0.76%      0.80%      0.80%       0.80%          0%**
   Ratio of expenses to average net assets
     after fees paid indirectly (2) .......................       N/A          N/A       0.80       0.80        0.81           0**
   Ratio of net investment income to average net assets ...      4.00+        4.22       4.28       4.67        4.14        4.49
PORTFOLIO TURNOVER RATE ...................................        12%          12%        15%        46%        112%         57%
TOTAL RETURN (4) ..........................................      4.20%++     10.41%      3.39%     12.10%      (3.86)%     10.05%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ........................   $  0.22*     $  0.44*   $  0.43    $  0.46    $   0.42    $   0.36
   Ratio of expenses to average net assets ................      1.05%+       1.18%      1.52%      1.32%       1.20%       1.37%
   Ratio of net investment income to average net assets ...      3.70+        3.80       3.56       4.15        3.74        3.12

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                                              -------------------------------
                                                              2003(1)        2002     2001(5)
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 11.80      $ 11.14    $ 11.46
                                                              -------      -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..................................      0.19*        0.40*      0.07*
   Net realized and unrealized gain (loss) ................      0.25         0.65      (0.31)
                                                              -------      -------    -------
Total Income (Loss) From Operations .......................      0.44         1.05      (0.24)
                                                              -------      -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................     (0.19)       (0.39)     (0.08)
                                                              -------      -------    -------
Total Distributions .......................................     (0.19)       (0.39)     (0.08)
                                                              -------      -------    -------
NET ASSET VALUE, END OF PERIOD ............................   $ 12.05      $ 11.80    $ 11.14
                                                              =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000s) ..........................   $ 5,192      $ 4,839    $ 4,599
   Ratio of expenses to average net assets (2)(6) .........      1.50%+       1.49%      1.53%+
   Ratio of expenses to average net assets
     after fees paid indirectly (2) .......................       N/A          N/A       1.53+
   Ratio of net investment income to average net assets ...      3.25+        3.43       3.55+
PORTFOLIO TURNOVER RATE ...................................        12%          12%        15%
TOTAL RETURN (4) ..........................................      3.78%++      9.59%     (2.09)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ........................   $  0.17*     $  0.35*   $  0.06*
   Ratio of expenses to average net assets ................      1.80%+       1.91%      2.22%+
   Ratio of net investment income to average net assets ...      2.95+        3.02       2.86+

----------------
(1)  For the six months ended June 30, 2003 (unaudited).

(2) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.

(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.75% for Class A shares. Prior to January 30, 2002 the expense limitation was 0.80%.

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5)  For the period October 12, 2001 (inception date) to December 31, 2001.

(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50% for Class B shares.

* Per share amounts have been calculated using the monthly average shares method.

**   Percentage represents less than 0.01%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
---------------------------------------------------------------------------------------------
                                                                      CLASS 2 SHARES
                                                              -------------------------------
                                                              2003(1)        2002     2001(2)
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 11.80      $ 11.13    $ 11.42
                                                              -------      -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..................................      0.20*        0.43*      0.05*
   Net realized and unrealized gain (loss) ................      0.26         0.66      (0.28)
                                                              -------      -------    -------
Total Income (Loss) From Operations .......................      0.46         1.09      (0.23)
                                                              -------      -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................     (0.21)       (0.42)     (0.06)
                                                              -------      -------    -------
Total Distributions .......................................     (0.21)       (0.42)     (0.06)
                                                              -------      -------    -------
NET ASSET VALUE, END OF PERIOD ............................   $ 12.05      $ 11.80    $ 11.13
                                                              =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ..........................   $ 2,057      $ 1,763    $ 1,314
   Ratio of expenses to average net assets (3)(4) .........      1.25%+       1.25%      1.25%+
   Ratio of expenses to average net assets after fees
     paid indirectly (3) ..................................       N/A          N/A       1.25+
   Ratio of net investment income to average net assets ...      3.48+        3.69       3.73+
PORTFOLIO TURNOVER RATE ...................................        12%          12%        15%
TOTAL RETURN (5) ..........................................      3.91%++      9.96%     (2.10)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ........................   $  0.19*     $  0.38*   $  0.04*
   Ratio of expenses to average net assets ................      1.55%+       1.67%      1.94%+
   Ratio of net investment income to average net assets ...      3.18+        3.27       3.04+

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
---------------------------------------------------------------------------------------------
                                                                      CLASS O SHARES
                                                              -------------------------------
                                                              2003(1)        2002     2001(2)
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 11.79      $ 11.13    $ 11.42
                                                              -------      -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..................................      0.26*        0.50*      0.06*
   Net realized and unrealized gain (loss) ................      0.25         0.67      (0.29)
                                                              -------      -------    -------
Total Income (Loss) From Operations .......................      0.51         1.17      (0.23)
                                                              -------      -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................     (0.25)       (0.51)     (0.06)
                                                              -------      -------    -------
Total Distributions .......................................     (0.25)       (0.51)     (0.06)
                                                              -------      -------    -------
NET ASSET VALUE, END OF PERIOD ............................   $ 12.05      $ 11.79    $ 11.13
                                                              =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ..........................   $   157      $   216    $   362
   Ratio of expenses to average net assets (3)(6) .........      0.50%+       0.50%      0.50%+
   Ratio of expenses to average net assets after fees
     paid indirectly (3) ..................................       N/A          N/A       0.50+
   Ratio of net investment income to average net assets ...      4.27+        4.39       4.48+
PORTFOLIO TURNOVER RATE ...................................        12%          12%        15%
TOTAL RETURN (5) ..........................................      4.37%++     10.69%     (2.01)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ........................   $  0.24*     $  0.46*   $  0.05*
   Ratio of expenses to average net assets ................      0.80%+       0.91%      1.19%+
   Ratio of net investment income to average net assets ...      3.96+        3.98       3.79+

----------

(1)  For the six months ended June 30, 2003 (unaudited).

(2)  For the period November 19, 2001 (inception date) to December 31, 2001.

(3) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25% for Class 2 shares.

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.50% for Class O shares.

* Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS A SHARES
                                                              ------------------------------------------------------------------
                                                              2003(1)        2002       2001       2000       1999       1998(2)
                                                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 10.63      $ 10.17    $ 10.31    $  9.43    $  10.08    $  10.00
                                                              -------      -------    -------    -------    --------    --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..................................      0.19*        0.39*      0.43       0.44        0.40        0.07
   Net realized and unrealized gain (loss) ................      0.20         0.46      (0.14)      0.88       (0.65)       0.08
                                                              -------      -------    -------    -------    --------    --------
Total Income (Loss) From Operations .......................      0.39         0.85       0.29       1.32       (0.25)       0.15
                                                              -------      -------    -------    -------    --------    --------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................     (0.19)       (0.39)     (0.43)     (0.44)      (0.40)      (0.07)
                                                              -------      -------    -------    -------    --------    --------
Total Distributions .......................................     (0.19)       (0.39)     (0.43)     (0.44)      (0.40)      (0.07)
                                                              -------      -------    -------    -------    --------    --------
NET ASSET VALUE, END OF PERIOD ............................   $ 10.83      $ 10.63    $ 10.17    $ 10.31    $   9.43    $  10.08
                                                              =======      =======    =======    =======    ========    ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ..........................   $14,952      $15,280    $16,332    $20,748    $ 34,396    $ 96,706
   Ratio of expenses to average net assets (3)(4) .........      0.80%+       0.80%      0.80%      0.80%       0.70%         --
   Ratio of expenses to average net assets
     after fees paid indirectly (3) .......................       N/A          N/A       0.81       0.81        0.70          --
   Ratio of net investment income to average net assets ...      3.56+        3.71       4.04       4.52        4.06        4.16%+
PORTFOLIO TURNOVER RATE ...................................         0%           9%         8%        58%        116%          1%
TOTAL RETURN (5) ..........................................      3.68%++      8.47%      2.83%     14.33%      (2.54)%      1.49%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ........................   $  0.18*     $  0.26*   $  0.24    $  0.34    $   0.33    $   0.04
   Ratio of expenses to average net assets ................      0.98%+       2.05%      2.43%      1.82%       1.41%       1.60%+
   Ratio of net investment income to average net assets ...      3.38+        2.46       2.41       3.52        3.35        2.56+

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                                              -------------------------------
                                                              2003(1)        2002     2001(6)
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 10.63      $ 10.18    $ 10.51
                                                              -------      -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..................................      0.15*        0.30*      0.07*
   Net realized and unrealized gain (loss) ................      0.20         0.46      (0.32)
                                                              -------      -------    -------
Total Income (Loss) From Operations .......................      0.35         0.76      (0.25)
                                                              -------      -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................     (0.15)       (0.31)     (0.08)
                                                              -------      -------    -------
Total Distributions .......................................     (0.15)       (0.31)     (0.08)
                                                              -------      -------    -------
NET ASSET VALUE, END OF PERIOD ............................   $ 10.83      $ 10.63    $ 10.18
                                                              =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ..........................   $   284      $   247    $    52
   Ratio of expenses to average net assets (3)(7) .........      1.55%+       1.53%      1.56%+
   Ratio of expenses to average net assets
     after fees paid indirectly (3) .......................       N/A          N/A       1.57%+
   Ratio of net investment income to average net assets ...      2.80+        2.88       3.23+
PORTFOLIO TURNOVER RATE ...................................         0%           9%         8%
TOTAL RETURN (5) ..........................................      3.20%++      7.66%     (2.39)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ........................   $  0.14*     $  0.17*   $  0.03*
   Ratio of expenses to average net assets ................      1.73%+       2.76%      3.19%+
   Ratio of net investment income to average net assets ...      2.62+        1.66       1.60+

----------------

(1)  For the six months ended June 30, 2003 (unaudited).

(2)  For the period November 2, 1998 (inception date) to December 31, 1998.

(3) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6)  For the period October 5, 2001 (inception date) to December 31, 2001.

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55% for Class B shares.

* Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------
                                                            CLASS 2 SHARES
                                                        ----------------------
                                                          2003(1)     2002(2)
                                                        ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $10.63      $10.76
                                                          ------      ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ...............................    0.16*       0.10*
   Net realized and unrealized gain (loss) .............    0.20       (0.13)
                                                          ------      ------
Total Income (Loss) From Operations ....................    0.36       (0.03)
                                                          ------      ------
LESS DISTRIBUTIONS FROM:
   Net investment income ...............................   (0.16)      (0.10)
                                                          ------      ------
Total Distributions ....................................   (0.16)      (0.10)
                                                          ------      ------
NET ASSET VALUE, END OF PERIOD .........................  $10.83      $10.63
                                                          ======      ======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000s) .......................  $   26      $   26
   Ratio of expenses to average net assets (3)(4) ......    1.30%+      1.30%+
   Ratio of net investment income to
     average net assets ................................    3.05+       3.07+
PORTFOLIO TURNOVER RATE ................................       0%          9%
TOTAL RETURN (5) .......................................    3.43%++    (0.28)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .....................  $ 0.15*     $ 0.06*
   Ratio of expenses to average net assets .............    1.49%+      2.51%+
   Ratio of net investment income to
     average net assets ................................    2.87+       1.86+

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------
                                                           CLASS O SHARES
                                                        ----------------------
                                                          2003(1)     2002(6)
                                                        ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $10.63      $10.81
                                                          ------      ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ...............................    0.21*       0.09*
   Net realized and unrealized gain (loss) .............    0.20       (0.18)
                                                          ------      ------
Total Income (Loss) From Operations ....................    0.41       (0.09)
                                                          ------      ------
LESS DISTRIBUTIONS FROM:
   Net investment income ...............................   (0.20)      (0.09)
                                                          ------      ------
Total Distributions ....................................   (0.20)      (0.09)
                                                          ------      ------
NET ASSET VALUE, END OF PERIOD .........................  $10.84      $10.63
                                                          ======      ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .......................  $    2      $    2
   Ratio of expenses to average net assets (3)(7) ......    0.42%+      0.47%+
   Ratio of net investment income to
     average net assets ................................    3.90+       3.94+
PORTFOLIO TURNOVER RATE ................................       0%          9%
TOTAL RETURN (5) .......................................    3.92%++    (0.79)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .....................  $ 0.20*     $ 0.06*
   Ratio of expenses to average net assets .............    0.60%+      1.70%+
   Ratio of net investment income to
     average net assets ................................    3.72+       2.72+

----------

(1)  For the six months ended June 30, 2003 (unaudited).

(2)  For the period September 9, 2002 (inception date) to December 31, 2002.

(3) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30% for Class 2 shares.

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6)  For the period October 8, 2002 (inception date) to December 31, 2002.

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.55% for Class O shares.

* Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          CLASS A SHARES
                                                            ----------------------------------------------------------------------
                                                             2003(1)        2002        2001        2000        1999        1998
                                                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $  11.91      $  11.26    $  11.44    $  10.79    $  11.69    $  11.42
                                                            --------      --------    --------    --------    --------    --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .................................      0.24*         0.49*       0.54        0.60        0.51        0.49
   Net realized and unrealized gain (loss) ...............      0.22          0.65       (0.16)       0.61       (0.94)       0.28
                                                            --------      --------    --------    --------    --------    --------
Total Income (Loss) From Operations ......................      0.46          1.14        0.38        1.21       (0.43)       0.77
                                                            --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................     (0.24)        (0.49)      (0.56)      (0.56)      (0.47)      (0.50)
                                                            --------      --------    --------    --------    --------    --------
Total Distributions ......................................     (0.24)        (0.49)      (0.56)      (0.56)      (0.47)      (0.50)
                                                            --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ...........................  $  12.13      $  11.91    $  11.26    $  11.44    $  10.79    $  11.69
                                                            ========      ========    ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .........................  $130,520      $127,482    $140,416    $172,420    $224,144    $459,591
   Ratio of expenses to average net assets (2) ...........      0.80%+        0.80%       0.80%       0.80%       0.80%       0.80%
   Ratio of net investment income to
     average net assets ..................................      3.97+         4.19        4.53        4.81        4.40        4.24
PORTFOLIO TURNOVER RATE ..................................         7%           13%         16%         15%         30%         17%
TOTAL RETURN (3) .........................................      3.90%++      10.25%       3.32%      11.54%      (3.73)%      6.89%

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .......................  $   0.23*     $   0.46*   $   0.51    $   0.55    $   0.47    $   0.45
   Ratio of expenses to average net assets ...............      0.94%+        1.00%       1.21%       1.16%       1.13%       1.09%
   Ratio of net investment income to
     average net assets ..................................      3.82+         3.99        4.12        4.45        4.07        3.95

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS B SHARES
                                                             -------------------------------
                                                             2003(1)        2002     2001(4)
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $ 11.91      $ 11.26    $ 11.53
                                                             -------      -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .................................      0.19*        0.32*      0.04*
   Net realized and unrealized gain (loss) ...............      0.23         0.73      (0.26)
                                                             -------      -------    -------
Total Income (Loss) From Operations ......................      0.42         1.05      (0.22)
                                                             -------      -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................     (0.19)       (0.40)     (0.05)
                                                             -------      -------    -------
Total Distributions ......................................     (0.19)       (0.40)     (0.05)
                                                             -------      -------    -------
NET ASSET VALUE, END OF PERIOD ...........................   $ 12.14      $ 11.91    $ 11.26
                                                             =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .........................   $   345      $   218    $    14
   Ratio of expenses to average net assets (5) ...........      1.55%+       1.55%      1.55%+
   Ratio of net investment income to
     average net assets ..................................      3.20+        3.32       3.50+
PORTFOLIO TURNOVER RATE ..................................         7%          13%        16%
TOTAL RETURN (3) .........................................      3.56%++      9.43%     (1.88)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .......................   $  0.18*     $  0.31*   $  0.04*
   Ratio of expenses to average net assets ...............      1.69%+       1.74%      1.96%+
   Ratio of net investment income to
     average net assets ..................................      3.06+        3.13       3.09+

----------------

(1)  For the six months ended June 30, 2003 (unaudited).

(2) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4)  For the period November 19, 2001 (inception date) to December 31, 2001.

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55% for Class B shares.

* Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------
                                                  CLASS 2 SHARES
                                                -----------------
                                                2003(1)    2002(2)
                                                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $11.92     $11.72
                                                ------     ------
INCOME FROM OPERATIONS:

   Net investment income ......................   0.19*      0.18*
   Net realized and unrealized gain ...........   0.23       0.21
                                                ------     ------
Total Income From Operations ..................   0.42       0.39
                                                ------     ------
LESS DISTRIBUTIONS FROM:

   Net investment income ......................  (0.20)     (0.19)
                                                ------     ------
Total Distributions ...........................  (0.20)     (0.19)
                                                ------     ------
NET ASSET VALUE, END OF PERIOD ................ $12.14     $11.92
                                                ======     ======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000s) .............. $  511     $   37
   Ratio of expenses to average net assets (3)    1.29%+     1.30%+
   Ratio of net investment income to
     average net assets .......................   3.29+      3.63+
PORTFOLIO TURNOVER RATE .......................      7%        13%
TOTAL RETURN (4) ..............................   3.58%++    3.30%++

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ............ $ 0.19*    $ 0.17*
   Ratio of expenses to average net assets ....   1.43%+     1.50%+
   Ratio of net investment income to
     average net assets .......................   3.16+      3.45+

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------
                                                       CLASS O SHARES
                                                ----------------------------
                                                2003(1)     2002      2001(5)
                                                ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $11.90     $11.25     $11.59
                                                ------     ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ......................   0.25*      0.52*      0.09*
   Net realized and unrealized gain (loss) ....   0.22       0.64      (0.33)
                                                ------     ------     ------
Total Income (Loss) From Operations ...........   0.47       1.16      (0.24)
                                                ------     ------     ------
LESS DISTRIBUTIONS FROM:
   Net investment income ......................  (0.25)     (0.51)     (0.10)
                                                ------     ------     ------
Total Distributions ...........................  (0.25)     (0.51)     (0.10)
                                                ------     ------     ------
NET ASSET VALUE, END OF PERIOD ................ $12.12     $11.90     $11.25
                                                ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............. $   94     $   92     $    1
   Ratio of expenses to average net assets (6)    0.55%+     0.56%      0.53%+
   Ratio of net investment income to
     average net assets .......................   4.21+      4.40       4.76+
PORTFOLIO TURNOVER RATE .......................      7%        13%        16%
TOTAL RETURN (4) ..............................   3.99%++   10.54%     (2.04)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ............ $ 0.24*    $ 0.50*    $ 0.09*
   Ratio of expenses to average net assets ....   0.69%+     0.75%      0.94%+
   Ratio of net investment income to
     average net assets .......................   4.07+      4.21       4.35+

----------

(1)  For the six months ended June 30, 2003 (unaudited).

(2)  For the period July 19, 2002 (inception date) to December 31, 2002.

(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30% for Class 2 shares.

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5)  For the period October 29, 2001 (inception date) to December 31, 2001.

(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.55% for Class O shares.

* Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------
                                                        CLASS A SHARES
                                                ----------------------------
                                                2003(1)     2002      2001(2)
                                                ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $13.18     $16.47     $13.71
                                                ------     ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ........................  (0.03)*    (0.06)*    (0.01)*
   Net realized and unrealized gain (loss) ....   1.30      (3.23)      2.77
                                                ------     ------     ------
Total Income (Loss) From Operations ...........   1.27      (3.29)      2.76
                                                ------     ------     ------
NET ASSET VALUE, END OF PERIOD ................ $14.45     $13.18     $16.47
                                                ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............. $  155     $  116     $   47
   Ratio of expenses to average net assets (3)    1.41%+     1.42%      1.36%+
   Ratio of net investment loss to
     average net assets .......................  (0.39)+    (0.44)     (0.69)+
PORTFOLIO TURNOVER RATE .......................     49%        71%        26%
TOTAL RETURN (4) ..............................   9.64%++  (19.98)%     3.65%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share .............. $(0.03)*   $(0.13)*   $(0.04)*
   Ratio of expenses to average net assets ....   1.41%+     1.91%      1.93%+
   Ratio of net investment loss to
     average net assets .......................  (0.39)+    (0.93)     (1.26)+

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------
                                                       CLASS B SHARES
                                                ----------------------------
                                                  2003(1)    2002       2001(5)
                                                ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $13.10     $16.47     $16.31
                                                ------     ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ........................  (0.07)*    (0.16)*    (0.01)*
   Net realized and unrealized gain (loss) ....   1.28      (3.21)      0.17
                                                ------     ------     ------
Total Income (Loss) From Operations ...........   1.21      (3.37)      0.16
                                                ------     ------     ------
NET ASSET VALUE, END OF PERIOD ................ $14.31     $13.10     $16.47
                                                ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............. $  139     $  108     $   12
   Ratio of expenses to average net assets (6)    2.10%+     1.95%      2.15%+
   Ratio of net investment loss to
     average net assets .......................  (1.09)+    (0.99)     (1.50)+
PORTFOLIO TURNOVER RATE .......................     49%        71%        26%
TOTAL RETURN (4) ..............................   9.24%++  (20.46)%     0.98%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share .............. $(0.07)*   $(0.23)*   $(0.01)*
   Ratio of expenses to average net assets ....   2.10%+     2.42%      2.73%+
   Ratio of net investment loss to
     average net assets .......................  (1.09)+    (1.46)     (2.09)+

----------
(1)  For the six months ended June 30, 2003 (unaudited).

(2)  For the period November 30, 2001 (inception date) to December 31, 2001.

(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50% for Class A shares.

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5)  For the period December 18, 2001 (inception date) to December 31, 2001.

(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class B shares.

* Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights

(continued)


For a share of each class of beneficial interest outstanding throughout the period ended December 31, unless otherwise noted:

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------
                                                 CLASS 2 SHARES
                                                -----------------
                                                2003(1)    2002(2)
                                                -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $13.15     $16.43
                                                ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ........................  (0.07)*    (0.04)*
   Net realized and unrealized gain (loss) ....   1.28      (3.24)
                                                ------     ------
Total Income (Loss) From Operations ...........   1.21      (3.28)
                                                ------     ------
NET ASSET VALUE, END OF PERIOD ................ $14.36     $13.15
                                                ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............. $   79     $   26
   Ratio of expenses to average net assets (3)    2.13%+     1.68%+
   Ratio of net investment loss to
     average net assets .......................  (1.11)+    (0.51)+
PORTFOLIO TURNOVER RATE .......................     49%        71%
TOTAL RETURN (4) ..............................   9.20%++  (19.96)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share .............. $(0.07)*   $(0.09)*
   Ratio of expenses to average net assets ....   2.13%+     2.27%+
   Ratio of net investment loss to
     average net assets .......................  (1.11)+    (1.09)+

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------
                                                        CLASS O SHARES
                                                ----------------------------
                                                2003(1)     2002      2001(5)
                                                ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $13.23     $16.48     $15.07
                                                ------     ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ........................ (0.00)*#    (0.02)*    (0.01)*
   Net realized and unrealized gain (loss) ....   1.29      (3.23)      1.42
                                                ------     ------     ------
Total Income (Loss) From Operations ...........   1.29      (3.25)      1.41
                                                ------     ------     ------
NET ASSET VALUE, END OF PERIOD ................ $14.52     $13.23     $16.48
                                                ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............. $17,621    $16,612    $22,935
   Ratio of expenses to average net assets (6)    1.08%+     1.07%      1.08%+
   Ratio of net investment loss to
     average net assets .......................  (0.05)+    (0.13)     (0.17)+
PORTFOLIO TURNOVER RATE .......................     49%        71%        26%
TOTAL RETURN (4) ..............................   9.75%++  (19.72)%    (6.48)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share .............. $(0.02)*   $(0.09)*   $(0.10)*
   Ratio of expenses to average net assets ....   1.28%+     1.54%      2.97%+
   Ratio of net investment loss to
     average net assets .......................  (0.12)+    (0.60)     (2.05)+

----------

(1)  For the six months ended June 30, 2003 (unaudited).

(2)  For the period May 7, 2002 (inception date) to December 31, 2002.

(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class 2 shares.

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5)  For the period September 10, 2001 (inception date) to December 31, 2001.

(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.08% for Class O shares.

* Per share amounts have been calculated using the monthly average shares method.

#    Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Salomon Funds Trust

TRUSTEES
ELLIOTT J. BERV
MARK T. FINN
R. JAY GERKEN, CFA
DIANA R. HARRINGTON
SUSAN B. KERLEY
C. OSCAR MORONG, JR.
WALTER E. ROBB, III

OFFICERS
R. JAY GERKEN, CFA
      CHAIRMAN AND PRESIDENT

LEWIS E. DAIDONE
      SENIOR VICE PRESIDENT AND
      CHIEF ADMINISTRATIVE OFFICER

RICHARD L. PETEKA
      CHIEF FINANCIAL OFFICER AND TREASURER

KAPREL OZSOLAK
      CONTROLLER

ROBERT I. FRENKEL
      SECRETARY


INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      399 Park Avenue
      New York, NY 10022

DISTRIBUTOR
      Citigroup Global Markets Inc.

TRANSFER AGENT
      Citicorp Trust Bank, fsb.
      125 Broad Street, 11th Floor
      New York, NY 10004

SUB-TRANSFER AGENT
      PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

CUSTODIAN
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02110

LEGAL COUNSEL
      Bingham McCutchen LLP
      150 Federal Street
      Boston, MA 02110

Salomon Funds Trust

Salomon Brothers National Tax Free Bond Fund
Salomon Brothers California Tax Free Bond Fund
Salomon Brothers New York Tax Free Bond Fund
Salomon Brothers Mid Cap Fund

The Funds are separate investment funds of the Salomon Funds Trust, a Massachusetts business trust.



SALOMON BROTHERS ASSET MANAGEMENT
399 Park Avenue
New York, New York 10022
1-800-SALOMON
www.sbam.com                                                    ================
                                                                SALOMON
(C)Citigroup Global Markets Inc.                                ----------------
Member NASD, SIPC                                               BROTHERS
                                                                ================
SBTAXSEMI 6/03    03-3640                                       ASSET MANAGEMENT

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Funds Trust


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Salomon Funds Trust

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Funds Trust

Date: August 28, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Salomon Funds Trust

Date: August 28, 2003